Line Of Credit And Long-Term Debt (Schedule Of Aggregate Annual Maturitiest)(Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Line Of Credit And long-Term Debt [Abstract]
2013	$ 1,237,816
2014	1,629,047
2015	1,774,413
2016	1,383,447
2017	4,897,058
Thereafter	0
Total	$ 10,921,781	$ 10,223,160